Common Stock and Warrant Issuances (Details Narrative) $ in Thousands																3 Months Ended		12 Months Ended
	Mar. 28, 2019 USD ($) shares	Jan. 28, 2019	Nov. 30, 2018 USD ($) TradingDays shares	Aug. 30, 2018 USD ($)	Jun. 20, 2018 shares	May 02, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 19, 2018	Jan. 17, 2018 USD ($)	Nov. 30, 2017 shares	Nov. 02, 2017 USD ($)	Oct. 12, 2017 shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	May 18, 2017 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Value of common stock shares issued for services																$ 60	$ 839	$ 2,272	$ 4,629
Stock issued during period shares															$ 118	$ 2,154
Percentage of average trading volume of common stock								20.00%
Stock issued during period shares | shares					750,000					88,700		347,400	220,000	220,000	200,000	43,100,000
Proceeds from sale of common stock						$ 313	$ 313		$ 94		$ 94								$ 395
April 16, 2019 [Member]
Common stock held by non-affiliates, threshold amount																$ 75,000
December 2018 Note [Member]
Percentage of average trading volume of common stock		70.00%
Payment of debt amount																$ 354
Equity Purchase Agreement [Member]
Stock issued during period shares				$ 35,000
Number of common stock purchase, value				$ 500
Percentage of average trading volume of common stock			200.00%	200.00%
Equity purchase description				Pursuant to the August Equity Purchase Agreement, the Company may require Oasis Capital to purchase shares of common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten prior trading days, upon the Company's delivery of a put notice to Oasis Capital. Oasis Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest volume weighted average trading price of the common stock during the five prior trading days multiplied by 93.5%.
Common shares per share price equals to lowest volume weighted average trading price, multiplied percent				93.50%
Number of common stock purchase, value			$ 500
Common stock trading days | TradingDays			10
Description of common stock trading			The EPA Amendment amends the aggregate value of the common stock that can be sold to Oasis Capital from $35,000 to $50,000. Subject to the terms of the EPA Amendment, the Company may by notice (a "Put Notice") delivered to Oasis Capital require Oasis Capital to purchase a number of shares (the "Put Shares") of the common stock that is equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The Amendment and EPA provide that the purchase price for such Put Shares will be the lowest traded price on the principal market for any trading day during the five trading days either following or beginning on the date on which Oasis Capital receives delivery of the Put Shares into its brokerage account, which period is referred to as the Valuation Period, multiplied by 95.0%.
Stock issued during period shares | shares	7,500,000
Proceeds from sale of common stock	$ 346
Equity Purchase Agreement [Member] | Minimum [Member]
Stock issued during period shares			$ 35,000
Equity Purchase Agreement [Member] | Maximum [Member]
Stock issued during period shares			$ 50,000
Stock issued during period shares | shares			35,000,000
Consultants [Member]
Number of common stock shares issued for services | shares																160,500	448,551
Value of common stock shares issued for services																$ 60	$ 839